Acquisitions and Dispositions (Details 6) (Medical office building condominium unit, USD $) In Millions, unless otherwise specified	0 Months Ended
Sep. 30, 2013 building sqft
Dispositions
Area of property (in square feet)	2,000
Condominium Units	1
Florida Disposition
Dispositions
Area of property (in square feet)	4,000
Value of property sold	$ 0.5